Financial instruments (FI) - Assets measured at fair value (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Assets
Cash and Due from Banks	SFr 165	SFr 148	SFr 308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392	71,059	68,623
Securities received as collateral	7,386	8,084	15,017
Trading assets	101,095	106,971	111,141
Available-for-sale Securities, Debt Securities	739	809	1,005
Other investments	3,987	4,019	4,094
Loans	9,099	9,545	10,243
Other intangible assets (mortgage servicing rights), at fair value	290	256	224
Other assets	8,616	9,214	9,184
Other assets - of which failed purchases	1,041	SFr 1,111	1,307
Netting impact	(94,900)		(95,000)
Recurring basis
Assets
Cash and Due from Banks	165		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392		68,623
Securities received as collateral	7,386		15,017
Trading assets	101,095		111,141
Available-for-sale Securities, Debt Securities	739		1,005
Other investments	3,987		4,094
Loans	9,099		10,243
Loans - of which commercial and industrial	3,634		2,984
Loans - of which financial institutions	3,111		4,305
Other intangible assets (mortgage servicing rights), at fair value	290		224
Other assets	8,616		9,184
Other assets - of which loans held-for-sale	7,117		7,380
Other assets - of which failed purchases	982		1,244
Netting impact	(94,917)		(95,014)
Total assets at fair value	213,769		219,839
Recurring basis | Other equity investments
Assets
Other investments	3,217		3,237
Recurring basis | Life finance instruments
Assets
Other investments	685		789
Recurring basis | Debt securities
Assets
Trading assets	57,030		54,198
Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	24,193		23,408
Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	10,573		9,590
Recurring basis | Debt securities | RMBS
Assets
Trading assets	18,543		17,457
Recurring basis | Equity securities
Assets
Trading assets	24,711		36,546
Recurring basis | Derivative instruments
Assets
Trading assets	16,069		17,559
Netting impact	(94,491)		(94,633)
Recurring basis | Trading assets
Assets
Netting impact	(94,491)		(94,633)
Recurring basis | Other
Assets
Trading assets	3,285		2,838
Recurring basis | Other assets
Assets
Netting impact	(426)		(381)
Recurring basis | Level 1
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35		0
Securities received as collateral	6,132		13,848
Trading assets	50,197		54,085
Available-for-sale Securities, Debt Securities	2		2
Other investments	0		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	115		121
Other assets - of which loans held-for-sale	0		0
Other assets - of which failed purchases	97		98
Total assets at fair value	56,481		68,056
Recurring basis | Level 1 | Other equity investments
Assets
Other investments	0		0
Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0		0
Recurring basis | Level 1 | Debt securities
Assets
Trading assets	13,814		12,191
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	13,504		11,996
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	34		72
Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	6		0
Recurring basis | Level 1 | Equity securities
Assets
Trading assets	23,000		34,282
Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	11,584		6,224
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	3,979		721
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	103		123
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	7,469		5,348
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	1		0
Recurring basis | Level 1 | Other
Assets
Trading assets	1,799		1,388
Recurring basis | Level 2
Assets
Cash and Due from Banks	165		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,357		68,623
Securities received as collateral	1,254		1,155
Trading assets	140,406		146,521
Available-for-sale Securities, Debt Securities	737		1,003
Other investments	20		23
Loans	7,910		8,709
Loans - of which commercial and industrial	3,266		2,267
Loans - of which financial institutions	2,747		3,840
Other intangible assets (mortgage servicing rights), at fair value	35		57
Other assets	8,205		8,750
Other assets - of which loans held-for-sale	6,551		6,818
Other assets - of which failed purchases	874		1,135
Total assets at fair value	241,089		235,149
Recurring basis | Level 2 | Other equity investments
Assets
Other investments	20		23
Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0		0
Recurring basis | Level 2 | Debt securities
Assets
Trading assets	42,184		40,700
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	10,598		11,377
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	10,213		8,958
Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	18,127		17,033
Recurring basis | Level 2 | Equity securities
Assets
Trading assets	880		1,486
Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	96,578		103,781
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	38,590		47,934
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	30,751		20,686
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	23,247		29,808
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	506		196
Recurring basis | Level 2 | Other
Assets
Trading assets	764		554
Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		14
Trading assets	4,400		4,503
Available-for-sale Securities, Debt Securities	0		0
Other investments	3,575		3,666
Loans	1,189		1,534
Loans - of which commercial and industrial	368		717
Loans - of which financial institutions	364		465
Other intangible assets (mortgage servicing rights), at fair value	255		167
Other assets	722		694
Other assets - of which loans held-for-sale	566		562
Other assets - of which failed purchases	11		11
Total assets at fair value	10,141		10,578
Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,876		2,863
Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	685		789
Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,005		1,225
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	91		35
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	299		478
Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	410		424
Recurring basis | Level 3 | Equity securities
Assets
Trading assets	275		195
Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,398		2,187
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	925		624
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	88		53
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	464		212
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	706		1,034
Recurring basis | Level 3 | Other
Assets
Trading assets	722		896
Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	583		665
Other investments	392		405
Total assets at fair value	975		1,070
Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	321		351
Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	27		82
Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	27		82
Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	556		583
Bank
Assets
Cash and Due from Banks	165		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392		68,623
Securities received as collateral	7,386		15,017
Trading assets	101,232		111,299
Available-for-sale Securities, Debt Securities	737		1,003
Other investments	3,985		4,093
Loans	9,099		10,243
Other intangible assets (mortgage servicing rights), at fair value	290		224
Other assets	8,616		9,184
Other assets - of which failed purchases	1,041		1,307
Netting impact	(95,500)		(95,100)
Bank | Recurring basis
Assets
Cash and Due from Banks	165		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392		68,623
Securities received as collateral	7,386		15,017
Trading assets	101,232		111,299
Available-for-sale Securities, Debt Securities	737		1,003
Other investments	3,985		4,093
Loans	9,099		10,243
Loans - of which commercial and industrial	3,634		2,984
Loans - of which financial institutions	3,111		4,305
Other intangible assets (mortgage servicing rights), at fair value	290		224
Other assets	8,616		9,184
Other assets - of which loans held-for-sale	7,117		7,380
Other assets - of which failed purchases	982		1,244
Netting impact	(95,497)		(95,163)
Total assets at fair value	213,902		219,994
Bank | Recurring basis | Other equity investments
Assets
Other investments	3,216		3,237
Bank | Recurring basis | Life finance instruments
Assets
Other investments	685		789
Bank | Recurring basis | Debt securities
Assets
Trading assets	57,130		54,297
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	24,193		23,408
Bank | Recurring basis | Debt securities | Corporate debt securities
Assets
Trading assets	10,672		9,689
Bank | Recurring basis | Debt securities | RMBS
Assets
Trading assets	18,543		17,457
Bank | Recurring basis | Equity securities
Assets
Trading assets	24,748		36,606
Bank | Recurring basis | Derivative instruments
Assets
Trading assets	16,069		17,559
Netting impact	(95,071)		(94,782)
Bank | Recurring basis | Trading assets
Assets
Netting impact	(95,071)		(94,782)
Bank | Recurring basis | Other
Assets
Trading assets	3,285		2,837
Bank | Recurring basis | Other assets
Assets
Netting impact	(426)		(381)
Bank | Recurring basis | Level 1
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35		0
Securities received as collateral	6,132		13,848
Trading assets	50,235		54,145
Available-for-sale Securities, Debt Securities	0		0
Other investments	0		0
Loans	0		0
Loans - of which commercial and industrial	0		0
Loans - of which financial institutions	0		0
Other intangible assets (mortgage servicing rights), at fair value	0		0
Other assets	115		121
Other assets - of which loans held-for-sale	0		0
Other assets - of which failed purchases	97		98
Total assets at fair value	56,517		68,114
Bank | Recurring basis | Level 1 | Other equity investments
Assets
Other investments	0		0
Bank | Recurring basis | Level 1 | Life finance instruments
Assets
Other investments	0		0
Bank | Recurring basis | Level 1 | Debt securities
Assets
Trading assets	13,814		12,191
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	13,504		11,996
Bank | Recurring basis | Level 1 | Debt securities | Corporate debt securities
Assets
Trading assets	34		72
Bank | Recurring basis | Level 1 | Debt securities | RMBS
Assets
Trading assets	6		0
Bank | Recurring basis | Level 1 | Equity securities
Assets
Trading assets	23,037		34,342
Bank | Recurring basis | Level 1 | Derivative instruments
Assets
Trading assets	11,584		6,224
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	3,979		721
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	103		123
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	7,469		5,348
Bank | Recurring basis | Level 1 | Derivative instruments | Other derivatives
Assets
Trading assets	1		0
Bank | Recurring basis | Level 1 | Other
Assets
Trading assets	1,800		1,388
Bank | Recurring basis | Level 2
Assets
Cash and Due from Banks	165		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,357		68,623
Securities received as collateral	1,254		1,155
Trading assets	141,085		146,768
Available-for-sale Securities, Debt Securities	737		1,003
Other investments	20		23
Loans	7,910		8,709
Loans - of which commercial and industrial	3,266		2,267
Loans - of which financial institutions	2,747		3,840
Other intangible assets (mortgage servicing rights), at fair value	35		57
Other assets	8,205		8,750
Other assets - of which loans held-for-sale	6,551		6,818
Other assets - of which failed purchases	874		1,135
Total assets at fair value	241,768		235,396
Bank | Recurring basis | Level 2 | Other equity investments
Assets
Other investments	20		23
Bank | Recurring basis | Level 2 | Life finance instruments
Assets
Other investments	0		0
Bank | Recurring basis | Level 2 | Debt securities
Assets
Trading assets	42,284		40,799
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	10,598		11,377
Bank | Recurring basis | Level 2 | Debt securities | Corporate debt securities
Assets
Trading assets	10,312		9,057
Bank | Recurring basis | Level 2 | Debt securities | RMBS
Assets
Trading assets	18,127		17,033
Bank | Recurring basis | Level 2 | Equity securities
Assets
Trading assets	880		1,486
Bank | Recurring basis | Level 2 | Derivative instruments
Assets
Trading assets	97,158		103,930
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	39,170		48,083
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	30,751		20,686
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	23,247		29,808
Bank | Recurring basis | Level 2 | Derivative instruments | Other derivatives
Assets
Trading assets	506		196
Bank | Recurring basis | Level 2 | Other
Assets
Trading assets	763		553
Bank | Recurring basis | Level 3
Assets
Cash and Due from Banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Securities received as collateral	0		14
Trading assets	4,400		4,503
Available-for-sale Securities, Debt Securities	0		0
Other investments	3,574		3,666
Loans	1,189		1,534
Loans - of which commercial and industrial	368		717
Loans - of which financial institutions	364		465
Other intangible assets (mortgage servicing rights), at fair value	255		167
Other assets	722		694
Other assets - of which loans held-for-sale	566		562
Other assets - of which failed purchases	11		11
Total assets at fair value	10,140		10,578
Bank | Recurring basis | Level 3 | Other equity investments
Assets
Other investments	2,875		2,863
Bank | Recurring basis | Level 3 | Life finance instruments
Assets
Other investments	685		789
Bank | Recurring basis | Level 3 | Debt securities
Assets
Trading assets	1,005		1,225
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Assets
Trading assets	91		35
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Assets
Trading assets	299		478
Bank | Recurring basis | Level 3 | Debt securities | RMBS
Assets
Trading assets	410		424
Bank | Recurring basis | Level 3 | Equity securities
Assets
Trading assets	275		195
Bank | Recurring basis | Level 3 | Derivative instruments
Assets
Trading assets	2,398		2,187
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Assets
Trading assets	925		624
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Assets
Trading assets	88		53
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Assets
Trading assets	464		212
Bank | Recurring basis | Level 3 | Derivative instruments | Other derivatives
Assets
Trading assets	706		1,034
Bank | Recurring basis | Level 3 | Other
Assets
Trading assets	722		896
Bank | Recurring basis | Fair value measured at net asset value per share
Assets
Trading assets	583		665
Other investments	391		404
Total assets at fair value	974		1,069
Bank | Recurring basis | Fair value measured at net asset value per share | Other equity investments
Assets
Other investments	321		351
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities
Assets
Trading assets	27		82
Bank | Recurring basis | Fair value measured at net asset value per share | Debt securities | Corporate debt securities
Assets
Trading assets	27		82
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Assets
Trading assets	SFr 556		SFr 583